united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinwoski, Gemini Fund Services, LLC

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

Kensington Managed Income Fund

Semi-Annual Report

June 30, 2020

Class A Shares (KAMAX)

Class C Shares (KAMCX)

Institutional Class Shares (KAMIX)

1-855-375-3060

www.kensingtonanalytics.com

Distributed by Ceros Financial Services, Inc.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.advisorspreferred.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker- dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

August 7, 2020

Dear Shareholders,

This semi-annual report for the Kensington Managed Income Fund (the “Fund”) covers the period from January 1 – June 30, 2020. Bruce DeLaurentis serves as portfolio manager to the Fund. During the period, the Institutional Class Shares of the Fund declined by -0.74%; the load waived Class A Shares of the Fund declined by -0.83% , while the Class A (with load) Share had a negative return of -5.55%, and the Class C shares declined by -1.17%. The Bloomberg-Barclays U.S. Aggregate Bond Index earned 6.14% for the period, and the ICE BofAML High Yield Master II Index fell by -4.78% for the period.

The Fund seeks income. The portfolio manager uses his quantitative model, designed to recognize and measure consistent and repeating behavioral patterns in the financial markets, to determine overall buy/sell decisions for the Fund. This investment process seeks to recognize and select opportunities to allocate into potentially higher yielding securities when the signal is “Risk On” and allocate to Treasuries and government securities and cash equivalents when the signal is “Risk Off.”

The Kensington Managed Income Fund was in a “Risk On” environment to begin the year, with a portfolio allocation consisting predominately of high-yield corporate bonds. Moving into February, the portfolio manager’s assessment became cautious, which caused him to place greater focus on higher quality holdings than would be normal. That proved to be an effective strategy by mitigating volatility and downside exposure as market conditions continued to deteriorate. In early March, the portfolio manager shifted the Fund into a “Risk Off” position, moving the portfolio holdings into a blend of short-term Treasuries and cash equivalents. By doing so, the Fund was able to avoid a significant portion of downside exposure as a result of the global pandemic. The Fund moved back into a “Risk On” position in late May, as positive trends in higher-yielding securities were assessed by the portfolio manager.

The portfolio manager’s outlook remains favorable in the short term; however, he does believe further headwinds, as a result of the global pandemic and its effect on the U.S. economy, could result in future volatility and downside risk. For that reason, the portfolio manager remains vigilant, and stands ready to move the portfolio back into a “Risk Off” position should his quantitative model dictate such a move. Thank you for your confidence in our investment management. If you would like further information on the Fund, please visit our website www.advisorspreferred.com.

Advisors Preferred, LLC, Adviser to the Fund.

Kensington Managed Income Fund

Portfolio Review (Unaudited)

June 30, 2020

The Fund’s performance figures* for the period ended June 30, 2020, as compared to its benchmarks:

			Since Inception	Since Inception
	Six Months	One Year	May 31, 2019	August 27, 2019
Kensington Managed Income Fund - Class A	(0.83)%	0.94%	1.99%	—
Kensington Managed Income Fund - Class A with load	(5.55)%	(3.81)%	(2.51)%	—
Kensington Managed Income Fund - Class C	(1.17)%	—	—	(0.09)%
Kensington Managed Income Fund - Institutional Class	(0.74)%	1.22%	2.25%	—
ICE BofAML U.S. High Yield Master II **	(4.78)%	(1.10)%	1.22%	(1.66)%
Bloomberg Barclays U.S. Aggregate Bond Index ***	6.14%	8.74%	9.30%	5.79%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses including underlying funds as stated in the fee table of the Fund’s prospectus dated May 1, 2020 is 3.13% for Class A, 3.74% for Class C and 2.91% for Institutional Class. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus and current performance may be obtained by calling 1-855-375-3060.

**	ICE BofAML US High Yield Master II Index measures the performance of below investment grade $US-denominated corporate bonds publicly issued in the US market. The index is unmanaged; includes net reinvested dividends; does not reflect fees or expenses; and is not available for direct investment. Investors cannot invest directly in an index.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index. It is also known as Barclays U.S. Aggregate Bond Index.

Portfolio Composition	% of Net Assets
Open End Mutual Funds - Debt Funds	99.7%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed listing of the Fund’s holdings.

Kensington Managed Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

June 30, 2020

Shares		Value

	OPEN END MUTUAL FUNDS - 99.7%
	DEBT FUNDS - 99.7%
967,038	AlphaCentric Income Opportunities Fund - Class I	$9,418,954
1,699,760	Diamond Hill Corporate Credit Fund - Class I	18,748,355
1,732,835	Eaton Vance Floating -Rate Advantaged Fund - Class I	16,929,797
1,634,631	Fidelity Advisor High Income Advantage Fund - Class I	15,970,346
1,027,749	Fidelity Capital & Income Fund	9,712,230
1,718,642	Hartford Strategic Income Fund - Class I	15,209,983
386,009	JPMorgan Income Fund - Class I	3,454,784
1,435,878	Osterweis Strategic Income Fund	15,205,946
3,932,645	Pioneer Strategic Income Fund - Class Y	41,607,380
756,978	Thornburg Strategic Income Fund - Class I	9,038,322
	TOTAL OPEN END MUTUAL FUNDS (Cost - $153,429,723)	155,296,097

	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
608,438	First American Government Obligations Fund - Class X 0.09% (a)	608,438
	TOTAL SHORT-TERM INVESTMENT (Cost - $608,438)	608,438

	TOTAL INVESTMENTS - 100.1% (Cost - $154,038,161)	$155,904,535
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(147,118)
	NET ASSETS - 100.0%	$155,757,417

(a)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Kensington Managed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2020

Assets:
Investments Securities:
At Cost	$154,038,161
At Value	$155,904,535
Dividends and Interest Receivable	366,725
Receivable for Fund Shares Sold	311,802
Receivable for Securities Sold	9,694
Prepaid Expenses and Other Assets	37,590
Total Assets	156,630,346

Liabilities:
Payable for Securities Purchased	500,000
Payable for Fund Shares Redeemed	178,246
Accrued Advisory Fees	146,268
Accrued Distribution Fees	18,277
Payable to Related Parties	5,136
Accrued Expenses and Other Liabilities	25,002
Total Liabilities	872,929

Net Assets	$155,757,417

Composition of Net Assets:
Net Assets consisted of:
Paid in Capital	$155,312,587
Accumulated Earnings	444,830
Net Assets	$155,757,417

Net Asset Value, Offering Price and Redemption Price Per Share
Class A:
Net Assets	$14,504,458
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	1,440,467
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share	$10.07
Maximum Offering Price Per Share (Maximum sales charge of 4.75%)(a)	$10.57

Institutional Class:
Net Assets	$135,516,118
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	13,442,223
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share	$10.08

Class C:
Net Assets	$5,736,841
Shares of beneficial interest outstanding (unlimited shares of no par beneficial interest authorized)	571,071
Net Asset Value (Net Assets ÷ Shares Outstanding), Offering and Redemption Price Per Share (b)	$10.05

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	Investments in Class C shares may be subject to a 1% contingent deferred sales charge on shares redeemed less than 12 months after purchase.

The accompanying notes are an integral part of these financial statements.

Kensington Managed Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2020

Investment Income:
Dividend Income	$1,524,041
Interest Income	25,399
Total Investment Income	1,549,440

Expenses:
Investment Advisory Fees	587,416
Distribution (12b-1) Fees - Class A	10,898
Distribution (12b-1) Fees - Class C	16,819
Registration and Filing Fees	71,384
Administration Fees	41,299
Transfer Agent Fees	29,857
Legal Fees	11,071
Audit Fees	10,880
Shareholder Service Fees	10,423
Custody Fees	9,323
Printing Expense	6,982
Trustees’ Fees	1,995
Insurance Expense	100
Miscellaneous Expenses	7,466
Total Expenses	815,913
Add: Expenses Recaptured by Advisor	32,842
Net Expenses	848,755
Net Investment Income	700,685

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss from Investments	(1,494,169)
Net Change in Unrealized Appreciation on Investments	1,260,315
Net Realized and Unrealized Loss on Investments	(233,854)

Net Increase in Net Assets Resulting From Operations	$466,831

The accompanying notes are an integral part of these financial statements.

Kensington Managed Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Period
	Ended	Ended
	June 30, 2020	December 31, 2019
	(Unaudited)
Increase in Net Assets from Operations:
Net Investment Income	$700,685	$486,656	*
Net Realized (Loss) from Investments	(1,494,169)	(81,675	) *
Net Change in Unrealized Appreciation on Investments	1,260,315	606,059	*
Net Increase in Net Assets Resulting From Operations	466,831	1,011,040

Distributions to Shareholders:
Total Distributions Paid:
Class A	(43,427)	(42,415	) *
Class C	(7,172)	(13,874	) **
Institutional Class	(502,643)	(488,114	) *
Total Distributions to Shareholders	(553,242)	(544,403)

Shares of Beneficial Interest Transactions:
Class A Shares:
Proceeds from Shares Issued	10,653,332	5,704,965	*
Distributions Reinvested	34,872	27,949	*
Cost of Shares Redeemed	(1,004,133)	(893,539	) *
	9,684,071	4,839,375
Institutional Class Shares:
Proceeds from Shares Issued	105,617,564	57,554,979	*
Distributions Reinvested	346,455	344,467	*
Cost of Shares Redeemed	(25,144,004)	(3,601,316	) *
	80,820,015	54,298,130
Class C Shares:
Proceeds from Shares Issued	3,849,102	2,128,111	**
Distributions Reinvested	7,088	13,874	**
Cost of Shares Redeemed	(262,575)	—
	3,593,615	2,141,985

Net Increase from Beneficial Interest Transactions	94,097,701	61,279,490

Net Increase in Net Assets	94,011,290	61,746,127

Net Assets:
Beginning of Period	$61,746,127	—
End of Period	$155,757,417	$61,746,127

Share Activity:
Class A Shares:
Shares Issued	1,059,477	562,263	*
Shares Reinvested	3,505	2,747	*
Shares Redeemed	(99,710)	(87,815	) *
Net increase in shares of beneficial interest outstanding	963,272	477,195

Institutional Class Shares:
Shares Issued	10,540,647	5,679,281	*
Shares Reinvested	34,730	33,830	*
Shares Redeemed	(2,491,902)	(354,363	) *
Net increase in shares of beneficial interest outstanding	8,083,475	5,358,748

Class C Shares:
Shares Issued	385,307	210,142	**
Shares Reinvested	718	1,364	**
Shares Redeemed	(26,460)	—
Net increase in shares of beneficial interest outstanding	359,565	211,506

*	For the period May 28, 2019 (commencement of operations) through December 31, 2019. Trading commenced on May 31, 2019.

**	For the period August 27, 2019 (commencement of operations) through December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Kensington Managed Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	For the Six Months		For the Period *
	Ended		Ended
	June 30, 2020		December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20		$10.00
From Operations:
Net investment income (a)	0.07		0.15
Net gain (loss) from investments (realized and unrealized)	(0.16)		0.15
Total from operations	(0.09)		0.30

Distributions to shareholders from:
Net investment income	(0.04)		(0.10)
Total distributions	(0.04)		(0.10)
Net Asset Value, End of Period	$10.07		$10.20

Total Return (b)	(0.83	)% (c)	3.01	% (c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14,504		$4,867
Ratio of expenses to average net assets,
before reimbursement/recapture	1.91	% (d)	2.42	% (d)
net of reimbursement/recapture	2.00	% (d)	2.39	% (d)
Ratio of net investment income to average net assets	1.31	% (d)	2.44	% (d)
Portfolio turnover rate	329	% (c)	61	% (c)

*	For the period May 28, 2019 (commencement of operations) through December 31, 2019. Trading commenced on May 31, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Kensington Managed Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Institutional Class
	For the Six Months		For the Period *
	Ended		Ended
	June 30, 2020		December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.21		$10.00
From Operations:
Net investment income (a)	0.08		0.17
Net gain (loss) from investments (realized and unrealized)	(0.16)		0.15
Total from operations	(0.08)		0.32

Distributions to shareholders from:
Net investment income	(0.05)		(0.11)
Total distributions	(0.05)		(0.11)
Net Asset Value, End of Period	$10.08		$10.21

Total Return (b)	(0.74	)% (c)	3.20	% (c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$135,516		$54,723
Ratio of expenses to average net assets,
before reimbursement/recapture	1.68	% (d)	2.20	% (d)
net of reimbursement/recapture	1.75	% (d)	1.99	% (d)
Ratio of net investment income to average net assets	1.55	% (d)	2.83	% (d)
Portfolio turnover rate	329	% (c)	61	% (c)

*	For the period May 28, 2019 (commencement of operations) through December 31, 2019. Trading commenced on May 31, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Kensington Managed Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	For the Six Months		For the Period *
	Ended		Ended
	June 30, 2020		December 31, 2019
	(Unaudited)
Net Asset Value, Beginning of Period	$10.19		$10.17
From Operations:
Net investment income (a)	0.03		0.06
Net gain (loss) from investments (realized and unrealized)	(0.15)		0.05
Total from operations	(0.12)		0.11

Distributions to shareholders from:
Net investment income	(0.02)		(0.09)
Total distributions	(0.02)		(0.09)
Net Asset Value, End of Period	$10.05		$10.19

Total Return (b)	(1.17	)% (c)	1.09	% (c)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$5,737		$2,156
Ratio of expenses to average net assets,
before reimbursement/recapture	2.65	% (d)	3.03	% (d)
net of reimbursement/recapture	2.72	% (d)	2.99	% (d)
Ratio of net investment income (loss) to average net assets	0.55	% (d)	2.22	% (d)
Portfolio turnover rate	329	% (c)	61	% (c)

*	For the period August 27, 2019 (commencement of operations) through December 31, 2019.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and excludes sales charges. Had the Adviser not absorbed a portion of the Fund’s expenses, total returns would have been lower.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

Kensington Managed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2020

1.	ORGANIZATION

Kensington Managed Income Fund (the “Fund”) is a non-diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks income. The Fund commenced operations on May 28, 2019.

The Fund currently offers three classes of shares: Class A, Class C and Institutional Class. Class A and Institutional Class shares commenced operations on May 28, 2019; Class C shares commenced operations on August 27, 2019. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 4.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific shareholder servicing and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment

Kensington Managed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors/trustees of the Underlying Funds.

Open-ended investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Kensington Managed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Open End Mutual Funds	$155,296,097	$—	$—	$155,296,097
Short-Term Investment	608,438	—	—	608,438
Total Investments	$155,904,535	$—	$—	$155,904,535

*	Refer to the Portfolio of Investments for industry classifications.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s December 31, 2020 year-end tax returns. The Fund identifies its major tax

Kensington Managed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by each Fund. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. Each Fund may be exposed to market risk on derivative contracts in that each Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in the Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Funds’ investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global

Kensington Managed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. Government securities, and derivatives, amounted to $375,261,940 and $281,145,334 respectively.

4.	INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment advisor to the Fund.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. For the six months ended June 30, 2020, the Advisor earned advisory fees of $587,416.

The Advisor has contractually agreed to waive all or part of its advisory fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until April 30, 2021 (August 20, 2020 for Class C), so that the total annual operating expenses of the Fund do not exceed 2.05%, 2.99% and 1.55% (previously 2.39%, 2.99% and 1.99% through April 30, 2020) of the average daily net assets of the Class A, Class C and Institutional Class shares, respectively. Waivers and expense payments may be recouped by the Advisor from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the six months ended June 30, 2020, the Advisor recaptured previously reimbursed fees of $32,842.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, GFS provides administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of GFS provide services to the Fund as follows:

BluGiant, LLC (“Blu Giant”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Trust has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Class A shares pursuant to which the Fund pays fees to Ceros Financial Services,

Kensington Managed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

Inc. (“Ceros” or “Distributor”), an affiliate of the Advisor, to provide distribution and/or shareholder services to the Fund. Under the Rule 12b-1 Plan, Class A and Class C shares of the Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% and 1.00% of the Fund’s average net assets attributable to Class A and Class C shares, respectively, as compensation for the Distributor providing account maintenance and distribution services to shareholders. The Rule 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended June 30, 2020 pursuant to the Rule 12b-1 Plan, the Class A and Class C paid $10,898 and $16,819, respectively, which was paid out to brokers and dealers.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended June 30, 2020, the Distributor received $158,374 in underwriting commissions for sales of shares, of which $17,501 was retained by the principal underwriter.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $30,000 per year as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates.

During the six months ended June 30, 2020, Ceros, a registered broker/dealer and an affiliate of the Advisor, executed trades on behalf of the Fund and received $6,332 in trade commissions.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

	Gross	Gross
Tax	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$154,038,161	$2,429,014	$(562,640)	$1,866,374

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended December 31, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2019	December 31, 2018
Ordinary Income	$544,403	$—

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$6,857	$—	$—	$(81,675)	$—	$606,059	$531,241

Kensington Managed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2020

At December 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$81,675	$—	$81,675

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the period ended December 31, 2019 as follows:

Paid
In	Accumulated
Capital	Earnings (Losses)
$(64,604)	$64,604

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2020, TD Ameritrade held approximately 36.84%, of the Fund for the benefit of its customers.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Pioneer Strategic Income Fund (“Pioneer”). The Fund may redeem its investment from Pioneer at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of Pioneer. The financial statements of Pioneer, including its portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2020, the percentage of the Fund’s net assets invested in Pioneer was 26.7%.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Kensington Managed Income Fund
EXPENSE EXAMPLE (Unaudited)
June 30, 2020

As a shareholder of Kensington Managed Income Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Kensington Managed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 through June 30, 2020.

Table 1. Actual Expenses

The “Actual Expenses” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Kensington Managed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending Account
Actual	Expense	Account Value	Value	Expenses Paid During Period *
Expenses	Ratio	1/1/2020	6/30/2020	1/1/2020-6/30/2020
Class A	2.00%	$1,000.00	$991.70	$9.90
Institutional Class	1.75%	$1,000.00	$992.60	$8.67
Class C	2.72%	$1,000.00	$988.30	$13.45
Table 2
Hypothetical	Annualized	Beginning	Ending Account
(5% return before	Expense	Account Value	Value	Expenses Paid During Period *
expenses)	Ratio	1/1/2020	6/30/2020	1/1/2020-6/30/2020
Class A	2.00%	$1,000.00	$1,014.92	$10.02
Institutional Class	1.75%	$1,000.00	$1,016.16	$8.77
Class C	2.72%	$1,000.00	$1,011.34	$13.75

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the numbers of days in the fiscal year (366).

Approval of Advisory and Interim Advisory Agreement – Kensington Managed Income Fund

At an in person meeting held on February 19, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Kensington Managed Income Fund (the “Fund”). In addition, at an in person meeting held on March 28, 2019, the Independent Trustees also approved an interim advisory agreement (“Interim Advisory Agreement”) in anticipation of a change in control of the Adviser. The following summarizes the Trustees’ collective deliberations.

In connection with the Board’s consideration of the Advisory Agreement and Interim Advisory Agreement (hereinafter “Advisory Agreement”), the Board considered the nature, extent and quality of the services provided by the Adviser to the Fund; the investment performance of the Fund and the Adviser; the costs of the services to be provided to the Fund; the extent to which economies of scale benefit shareholders; and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund.

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser related to the proposed Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, and a review of the personnel performing services for the Adviser, including the team of individuals that will primarily monitor and execute the investment process. The Board discussed and noted their familiarity with the Adviser and discussed the extent of the Adviser’s research capabilities, and the quality of its compliance infrastructure. Additionally, the Board received satisfactory responses from the representative of the Adviser with respect to a series of important questions, including: whether the Adviser or its principals were involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether there are procedures in place to adequately allocate trades among its clients. The Board reviewed the description provided on the practices for monitoring compliance with the Fund’s investment limitations, noting that the Adviser’s chief compliance officer would routinely review the portfolio manager’s performance of their duties to ensure compliance under the Adviser’s compliance program. The Board discussed the capitalization of the Adviser, and based on discussions with the representative of Adviser, concluded that the Adviser had access to additional capital if needed in order to meet its obligations to the Fund. The Board also discussed the Adviser’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that the Adviser’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund appear to be satisfactory.

Performance. Because the Fund had not yet commenced operations, the Board could not consider its past performance. However, The Board noted that the proposed portfolio manager did manage a fund or separate accounts using a substantially similar strategy as the Fund. The Board noted that based on the experience of the portfolio manager it would appear that the Adviser should be able to provide satisfactory performance for the Fund and its shareholders.

Fees and Expenses. As to the costs of the services to be provided by the Adviser, the Board reviewed and discussed the Fund’s proposed advisory fee and anticipated total operating expenses compared to its peer group of the High Yield Bond Morningstar category as presented in the Meeting Materials noting that the proposed advisory fee of 1.25% was above average but within the range of reasonable fees of its peer group of the Morningstar category. The Board then reviewed the proposed contractual arrangements for the Fund noting that the Adviser was willing to agree to contractually waive or limit its advisory fee and/or reimburse expenses in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.39% and 1.99% of average daily net assets for Class A and Institutional Class Shares respectively, and found such arrangements to be beneficial to shareholders. The Board noted that the estimated expenses were within the range of reasonable expenses for similar classes in the Morningstar category. The Board concluded that the proposed advisory fee to be charged by the Adviser for the Fund was not unreasonable as were estimated expenses.

Profitability. The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on profitability estimates and analyses reviewed by the Board provided by the Adviser. After review and discussion, the Board concluded that, based on the services to be provided by the Adviser and the projected growth of the Fund, the anticipated level of profit from the Adviser’s relationship with the Fund and any Adviser affiliate was not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term and that economies of scale would be revisited as Fund assets increase.

Conclusion. Legal counsel assisted the Board throughout the Advisory Agreement review process. The Board members relied upon the advice of independent counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement as appropriate, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to the Fund that (a) the terms of the Advisory Agreement are reasonable; (b) the advisory fee was not unreasonable; and (c) the Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the approval of the Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the Advisory Agreement was in the best interests of the Fund and its respective shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-375-3060 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-375-3060.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 9/4/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 9/4/20

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 9/4/20